Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 801,624	$ 1,593,735	$ 1,783,842
Sales of hydrocarbon, net of production costs	(560,896)	(236,797)	(456,381)
Net changes in sales price and production costs	1,005,171	(1,108,304)	(349,437)
Changes in estimated future development costs	99,168	512,994	(464,050)
Extensions and discoveries less related costs	79,913	73,812	200,157
Development costs incurred	91,988	81,276	78,487
Revisions of previous quantity estimates	(88,204)	(36,683)	439,973
Purchase or (Disposals) of Minerals in place		(30,902)
Net changes in income taxes	(257,154)	(281,554)	77,779
Accretion of discount	121,123	234,047	283,365
Balance Ending	1,292,733	801,624	1,593,735
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	759,233	1,313,572	1,379,063
Sales of hydrocarbon, net of production costs	(516,844)	(221,620)	(411,528)
Net changes in sales price and production costs	924,875	(975,716)	(299,642)
Changes in estimated future development costs	96,364	514,317	(268,377)
Extensions and discoveries less related costs	80,933	59,898	182,857
Development costs incurred	87,877	69,694	69,694
Revisions of previous quantity estimates	(76,850)	(27,190)	415,349
Purchase or (Disposals) of Minerals in place		90,315
Net changes in income taxes	(254,618)	(281,264)	23,398
Accretion of discount	116,851	217,227	222,758
Balance Ending	1,217,821	759,233	1,313,572
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	17,032	104,223	89,830
Sales of hydrocarbon, net of production costs	(11,520)	(12,803)	(14,284)
Net changes in sales price and production costs	64,048	(117,895)	12,799
Changes in estimated future development costs	(18,731)	20,870	(22,163)
Extensions and discoveries less related costs	0	13,914	17,300
Development costs incurred	4,111	10,743	4,023
Revisions of previous quantity estimates	(23,776)	(13,002)	9,508
Purchase or (Disposals) of Minerals in place		0
Net changes in income taxes	0	0	(2,025)
Accretion of discount	1,703	10,982	9,235
Balance Ending	32,867	17,032	104,223
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	25,378	43,382	41,549
Sales of hydrocarbon, net of production costs	(15,677)	8,080	(17,289)
Net changes in sales price and production costs	19,393	(14,580)	6,923
Changes in estimated future development costs	861	(19,606)	1,165
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	394	445
Revisions of previous quantity estimates	11,957	3,519	5,482
Purchase or (Disposals) of Minerals in place		0
Net changes in income taxes	(2,780)	(290)	729
Accretion of discount	2,571	4,479	4,378
Balance Ending	41,703	25,378	43,382
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	(19)	11,341	34,867
Sales of hydrocarbon, net of production costs	(16,855)	(10,454)	(13,280)
Net changes in sales price and production costs	(3,145)	(113)	(20,694)
Changes in estimated future development costs	20,674	(2,587)	573
Extensions and discoveries less related costs	(1,020)	0	0
Development costs incurred	0	445	4,325
Revisions of previous quantity estimates	465	(10)	(2,358)
Purchase or (Disposals) of Minerals in place		0
Net changes in income taxes	244	0	3,760
Accretion of discount	(2)	1,359	4,148
Balance Ending	342	(19)	11,341
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	121,217	238,533
Sales of hydrocarbon, net of production costs	0	0	0
Net changes in sales price and production costs	0	0	(48,823)
Changes in estimated future development costs	0	0	(175,248)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	0	0	11,992
Purchase or (Disposals) of Minerals in place		(121,217)
Net changes in income taxes	0	0	51,917
Accretion of discount	0	0	42,846
Balance Ending	$ 0	$ 0	$ 121,217